Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			6 Months Ended	12 Months Ended
	Oct. 14, 2011	Apr. 21, 2009 Gold Fields Operations	Dec. 31, 2010 Rand Refinery Limited	Dec. 31, 2012 Rand Refinery Limited	Dec. 31, 2011 Rand Refinery Limited	Jun. 30, 2010 Rand Refinery Limited	Nov. 21, 2000 Rand Refinery Limited	Dec. 31, 2012 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Peotona Gold (Proprietary) Limited Gold Fields Operations	Oct. 14, 2011 Western Areas Prospecting
Related Party Transaction [Line Items]
Ownership Interests, percent				34.90%							100.00%
Refining fees			$ 1.4	$ 1.8	$ 1.7	$ 1.2
Agreement with GFL Mining Services Limited regarding Gold Fields' South African gold production, maximum percentage allowed to sell							50.00%
Cheryl A. Carolus, a non-executive director of Gold Fields, economic interest								25.00%
Cheryl A. Carolus, a non-executive director of Gold Fields, voting interest								51.00%
Ownership interest in Western Areas Prospecting (Proprietary) Limited		74.00%							26.00%
Option to acquire Peotona Gold interest in Western Areas Prospecting (Proprietary) Limited										26.00%
Percentage of ownership interest acquired from Peotona Gold	26.00%
Amount of cash paid to acquire Peotona Gold	$ 6.3